Property, Plant and Equipment and Investment Property - Summary Of Property, Plant and Equipment and Investment Property (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	£ 310	£ 366
Ending Balance	296	310
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,006	975
Exchange differences	(35)	71
Additions	81	101
Transfers to investment property	0	0
Disposals of businesses (note 31)	(9)	(19)
Disposals and retirements	(76)	(74)
Reclassifications and transfers	0	0
Transfer to assets classified as held for sale	0	(48)
Ending Balance	967	1,006
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(696)	(609)
Exchange differences	28	(49)
Transfers to investment property		0
Charge for the year	(79)	(90)
Disposals of businesses (note 31)	4	8
Disposals and retirements	74	58
Reclassifications and transfers	0	0
Impairment	(2)	(46)
Transfer to assets classified as held for sale	0	32
Ending Balance	(671)	(696)
Land and buildings [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	125	196
Ending Balance	108	125
Land and buildings [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	45	90
Ending Balance	40	45
Land and buildings [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	354	465
Exchange differences	(14)	30
Additions	26	33
Transfers to investment property	0	(141)
Disposals of businesses (note 31)	0	(10)
Disposals and retirements	(29)	(23)
Reclassifications and transfers	0	0
Transfer to assets classified as held for sale	0	0
Ending Balance	337	354
Land and buildings [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	178	226
Exchange differences	(9)	18
Additions	0	4
Transfers to investment property	0	(32)
Disposals of businesses (note 31)	(4)	(1)
Disposals and retirements	(10)	(5)
Reclassifications and transfers	10	13
Transfer to assets classified as held for sale	0	(45)
Ending Balance	165	178
Land and buildings [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(229)	(269)
Exchange differences	12	(17)
Transfers to investment property		101
Charge for the year	(38)	(44)
Disposals of businesses (note 31)	0	2
Disposals and retirements	28	13
Reclassifications and transfers	0	0
Impairment	(2)	(15)
Transfer to assets classified as held for sale	0	0
Ending Balance	(229)	(229)
Land and buildings [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(133)	(136)
Exchange differences	6	(14)
Transfers to investment property		3
Charge for the year	(10)	(13)
Disposals of businesses (note 31)	2	1
Disposals and retirements	10	5
Reclassifications and transfers	0	0
Impairment	0	(9)
Transfer to assets classified as held for sale	0	30
Ending Balance	(125)	(133)
Plant and equipment [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Ending Balance	0	0
Plant and equipment [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	58	51
Ending Balance	60	58
Plant and equipment [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5	5
Exchange differences	0	0
Additions	1	1
Transfers to investment property	0	0
Disposals of businesses (note 31)	0	0
Disposals and retirements	(1)	(1)
Reclassifications and transfers	0	0
Transfer to assets classified as held for sale	0	0
Ending Balance	5	5
Plant and equipment [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	257	250
Exchange differences	(11)	23
Additions	6	8
Transfers to investment property	0	(1)
Disposals of businesses (note 31)	(3)	(8)
Disposals and retirements	(36)	(39)
Reclassifications and transfers	24	27
Transfer to assets classified as held for sale	0	(3)
Ending Balance	237	257
Plant and equipment [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(5)	(5)
Exchange differences	0	0
Transfers to investment property		0
Charge for the year	(1)	(1)
Disposals of businesses (note 31)	0	0
Disposals and retirements	1	1
Reclassifications and transfers	0	0
Impairment	0	0
Transfer to assets classified as held for sale	0	0
Ending Balance	(5)	(5)
Plant and equipment [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(199)	(199)
Exchange differences	10	(18)
Transfers to investment property		1
Charge for the year	(25)	(26)
Disposals of businesses (note 31)	2	5
Disposals and retirements	35	39
Reclassifications and transfers	0	0
Impairment	0	(3)
Transfer to assets classified as held for sale	0	2
Ending Balance	(177)	(199)
Assets in course of construction [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	22	29
Ending Balance	9	22
Assets in course of construction [member] | Cost [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	22	29
Exchange differences	(1)	0
Additions	24	33
Transfers to investment property	0	0
Disposals of businesses (note 31)	(2)	0
Disposals and retirements	0	0
Reclassifications and transfers	(34)	(40)
Transfer to assets classified as held for sale	0	0
Ending Balance	9	22
Assets in course of construction [member] | Depreciation [member] | Owned assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Exchange differences	0	0
Transfers to investment property		0
Charge for the year	0	0
Disposals of businesses (note 31)	0	0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Impairment	0	0
Transfer to assets classified as held for sale	0	0
Ending Balance		0
Investment property [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	60	0
Ending Balance	79	60
Investment property [member] | Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	190	0
Exchange differences	0	0
Additions	24	22
Transfers to investment property	0	174
Disposals of businesses (note 31)	0	0
Disposals and retirements	0	(6)
Reclassifications and transfers	0	0
Transfer to assets classified as held for sale	0	0
Ending Balance	214	190
Investment property [member] | Depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(130)	0
Exchange differences	0	0
Transfers to investment property		(105)
Charge for the year	(5)	(6)
Disposals of businesses (note 31)	0	0
Disposals and retirements	0	0
Reclassifications and transfers	0	0
Impairment	0	(19)
Transfer to assets classified as held for sale	0	0
Ending Balance	£ (135)	£ (130)